Aero Acquisition (Tables)	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
Financial assets	$598,168
Inventory	92,343
Property and equipment	1,377
Financial liabilities	(1,672)
Total identifiable assets	690,216
Goodwill	1,026,984
Intangibles	282,800
Total	2,000,000